Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	001-32698
Entity Registrant Name	MGT Capital Investments, Inc.
Entity Central Index Key	0001001601
Entity Tax Identification Number	13-4148725
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	540 Montreal Ave. Suite 133
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32935
City Area Code	(914)
Local Phone Number	630-7430
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false